SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Product Information [Line Items]
Total revenues	$ 4,023,993	$ 3,526,757
Campaign-based marketing services [Member]
Product Information [Line Items]
Total revenues	2,161,033	1,780,085
Optimization-based marketing services [Member]
Product Information [Line Items]
Total revenues	1,318,273	1,337,378
Social media platforms marketing services [Member]
Product Information [Line Items]
Total revenues	416,276	409,294
Social commerce [Member]
Product Information [Line Items]
Total revenues	$ 128,411